  Defiance Daily Target 2X Long SOFI ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 50.2%
Money Market Funds - 10.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	7,096,693	$7,096,693

U.S. Treasury Bills - 39.9%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	27,610,000	27,543,736

TOTAL SHORT-TERM INVESTMENTS (Cost $34,633,810)		34,640,429

TOTAL INVESTMENTS - 50.2% (Cost $34,633,810)		$34,640,429
Other Assets in Excess of Liabilities - 49.8%		34,383,394
TOTAL NET ASSETS - 100.0%		$69,023,823

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long SOFI ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 8.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
SoFi Technologies, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 12.00%	Termination(e)	10/1/2026	$12,033,518	$316,896
SoFi Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 9.00%	Termination(e)	09/08/2028	12,532,343	664,648
SoFi Technologies, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	03/07/2028	15,746,424	468,375
SoFi Technologies, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(a)	03/18/2033	20,498,408	1,035,265
SoFi Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	02/02/2029	19,519,808	980,254
SoFi Technologies, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 11.00%	Termination(f)	04/11/2031	25,733,918	201,059
SoFi Technologies, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(b)	01/31/2033	16,518,768	904,106
SoFi Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 6.75%	Termination(d)	03/31/2033	15,213,968	918,295
							5,488,898

Net Unrealized Appreciation (Depreciation)							5,488,898

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.